FAIR VALUE OF FINANCIAL INSTRUMENTS - Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Fixed maturity securities - AFS	$ 71,035	$ 70,119
Fixed maturity securities - trading	2,888	2,958
Total fixed maturity securities	73,048	72,595
Equity securities	828	667
Other long-term investments	1,447	1,636
Short-term investments	862	462
Assets related to separate accounts
Variable annuity	13,648	12,378
Variable universal life	1,982	1,286
Residential mortgage-backed securities
Assets:
Fixed maturity securities - AFS	6,805	6,668
Fixed maturity securities - trading	133	209
Commercial mortgage-backed securities
Assets:
Fixed maturity securities - AFS	2,307	2,534
Fixed maturity securities - trading	209	214
Other asset-backed securities
Assets:
Fixed maturity securities - AFS	1,420	1,578
Fixed maturity securities - trading	185	163
States, municipals, and political subdivisions
Assets:
Fixed maturity securities - AFS	4,156	4,420
Fixed maturity securities - trading	286	282
Other government-related securities
Assets:
Fixed maturity securities - AFS	753	717
Fixed maturity securities - trading	64	30
Corporate securities
Assets:
Fixed maturity securities - AFS	53,699	52,107
Fixed maturity securities - trading	1,875	1,860
Total fixed maturity securities - AFS
Assets:
Fixed maturity securities - AFS	70,255	69,733
Fixed maturity securities - trading	2,793	2,862
Level 3 | Residential mortgage-backed securities
Assets:
Total investments	40
Level 3 | Commercial mortgage-backed securities
Assets:
Total investments	180	32
Level 3 | Other asset-backed securities
Assets:
Total investments	436	435
Level 3 | Corporate securities
Assets:
Total investments	1,588	1,432
Measured at fair value on a recurring basis
Assets:
Total fixed maturity securities	73,048	72,595
Equity securities	828	667
Other long-term investments	1,447	1,635
Short-term investments	862	462
Total investments	76,185	75,359
Cash	390	656
Assets related to separate accounts
Variable annuity	13,648	12,378
Variable universal life	1,982	1,287
Total assets measured at fair value on a recurring basis	92,205	89,680
Liabilities:
Annuity account balances	63	67
Other liabilities	2,779	3,120
Total liabilities measured at fair value on a recurring basis	2,842	3,187
Measured at fair value on a recurring basis | Residential mortgage-backed securities
Assets:
Fixed maturity securities - AFS	6,805	6,668
Fixed maturity securities - trading	133	209
Measured at fair value on a recurring basis | Commercial mortgage-backed securities
Assets:
Fixed maturity securities - AFS	2,307	2,534
Fixed maturity securities - trading	209	214
Measured at fair value on a recurring basis | Other asset-backed securities
Assets:
Fixed maturity securities - AFS	1,420	1,578
Fixed maturity securities - trading	185	163
Measured at fair value on a recurring basis | U.S. government-related securities
Assets:
Fixed maturity securities - AFS	808	1,515
Fixed maturity securities - trading	33	91
Measured at fair value on a recurring basis | States, municipals, and political subdivisions
Assets:
Fixed maturity securities - AFS	4,156	4,420
Fixed maturity securities - trading	286	282
Measured at fair value on a recurring basis | Other government-related securities
Assets:
Fixed maturity securities - AFS	753	717
Fixed maturity securities - trading	64	30
Measured at fair value on a recurring basis | Corporate securities
Assets:
Fixed maturity securities - AFS	53,699	52,107
Fixed maturity securities - trading	1,875	1,860
Measured at fair value on a recurring basis | Redeemable preferred stocks
Assets:
Fixed maturity securities - AFS	307	194
Fixed maturity securities - trading	8	13
Measured at fair value on a recurring basis | Total fixed maturity securities - AFS
Assets:
Fixed maturity securities - AFS	70,255	69,733
Fixed maturity securities - trading	2,793	2,862
Measured at fair value on a recurring basis | Level 1
Assets:
Total fixed maturity securities	753	1,231
Equity securities	633	566
Other long-term investments	59	52
Short-term investments	683	403
Total investments	2,128	2,252
Cash	390	656
Assets related to separate accounts
Variable annuity	13,648	12,378
Variable universal life	1,982	1,287
Total assets measured at fair value on a recurring basis	18,148	16,573
Liabilities:
Annuity account balances	0	0
Other liabilities	20	14
Total liabilities measured at fair value on a recurring basis	20	14
Measured at fair value on a recurring basis | Level 1 | Residential mortgage-backed securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | Commercial mortgage-backed securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | Other asset-backed securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | U.S. government-related securities
Assets:
Fixed maturity securities - AFS	411	1,014
Fixed maturity securities - trading	27	79
Measured at fair value on a recurring basis | Level 1 | States, municipals, and political subdivisions
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | Other government-related securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | Corporate securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 1 | Redeemable preferred stocks
Assets:
Fixed maturity securities - AFS	307	125
Fixed maturity securities - trading	8	13
Measured at fair value on a recurring basis | Level 1 | Total fixed maturity securities - AFS
Assets:
Fixed maturity securities - AFS	718	1,139
Fixed maturity securities - trading	35	92
Measured at fair value on a recurring basis | Level 2
Assets:
Total fixed maturity securities	69,861	69,376
Equity securities	40	0
Other long-term investments	1,093	1,285
Short-term investments	179	59
Total investments	71,173	70,720
Cash	0	0
Assets related to separate accounts
Variable annuity	0	0
Variable universal life	0	0
Total assets measured at fair value on a recurring basis	71,173	70,720
Liabilities:
Annuity account balances	0	0
Other liabilities	820	867
Total liabilities measured at fair value on a recurring basis	820	867
Measured at fair value on a recurring basis | Level 2 | Residential mortgage-backed securities
Assets:
Fixed maturity securities - AFS	6,765	6,668
Fixed maturity securities - trading	133	209
Measured at fair value on a recurring basis | Level 2 | Commercial mortgage-backed securities
Assets:
Fixed maturity securities - AFS	2,127	2,502
Fixed maturity securities - trading	209	214
Measured at fair value on a recurring basis | Level 2 | Other asset-backed securities
Assets:
Fixed maturity securities - AFS	905	1,143
Fixed maturity securities - trading	92	92
Measured at fair value on a recurring basis | Level 2 | U.S. government-related securities
Assets:
Fixed maturity securities - AFS	397	501
Fixed maturity securities - trading	6	12
Measured at fair value on a recurring basis | Level 2 | States, municipals, and political subdivisions
Assets:
Fixed maturity securities - AFS	4,156	4,420
Fixed maturity securities - trading	286	282
Measured at fair value on a recurring basis | Level 2 | Other government-related securities
Assets:
Fixed maturity securities - AFS	753	717
Fixed maturity securities - trading	48	30
Measured at fair value on a recurring basis | Level 2 | Corporate securities
Assets:
Fixed maturity securities - AFS	52,117	50,675
Fixed maturity securities - trading	1,867	1,842
Measured at fair value on a recurring basis | Level 2 | Redeemable preferred stocks
Assets:
Fixed maturity securities - AFS	0	69
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 2 | Total fixed maturity securities - AFS
Assets:
Fixed maturity securities - AFS	67,220	66,695
Fixed maturity securities - trading	2,641	2,681
Measured at fair value on a recurring basis | Level 3
Assets:
Total fixed maturity securities	2,434	1,988
Equity securities	155	101
Other long-term investments	295	298
Short-term investments	0	0
Total investments	2,884	2,387
Cash	0	0
Assets related to separate accounts
Variable annuity	0	0
Variable universal life	0	0
Total assets measured at fair value on a recurring basis	2,884	2,387
Liabilities:
Annuity account balances	63	67
Other liabilities	1,939	2,239
Total liabilities measured at fair value on a recurring basis	2,002	2,306
Measured at fair value on a recurring basis | Level 3 | Residential mortgage-backed securities
Assets:
Fixed maturity securities - AFS	40	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 3 | Commercial mortgage-backed securities
Assets:
Fixed maturity securities - AFS	180	32
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 3 | Other asset-backed securities
Assets:
Fixed maturity securities - AFS	515	435
Fixed maturity securities - trading	93	71
Measured at fair value on a recurring basis | Level 3 | U.S. government-related securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 3 | States, municipals, and political subdivisions
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 3 | Other government-related securities
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	16	0
Measured at fair value on a recurring basis | Level 3 | Corporate securities
Assets:
Fixed maturity securities - AFS	1,582	1,432
Fixed maturity securities - trading	8	18
Measured at fair value on a recurring basis | Level 3 | Redeemable preferred stocks
Assets:
Fixed maturity securities - AFS	0	0
Fixed maturity securities - trading	0	0
Measured at fair value on a recurring basis | Level 3 | Total fixed maturity securities - AFS
Assets:
Fixed maturity securities - AFS	2,317	1,899
Fixed maturity securities - trading	$ 117	$ 89